NOTE 18. PROFIT APPROPRIATION (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 18. Profit Appropriation Details Narrative
Appropriations for the general reserve funds and statutory surplus fund	$ 3,275	$ 5,950	$ 3,981